Financial Instruments - Summary of Exposure to Credit Risk for Trade Receivables at Reporting Date (Detail) - Trade receivables [member] - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure Details Of Exposure To Credit Risk On Trade Receivables [line items]
Credit exposure	$ 100	$ 95
INDONESIA
Disclosure Details Of Exposure To Credit Risk On Trade Receivables [line items]
Credit exposure	28	36
SINGAPORE
Disclosure Details Of Exposure To Credit Risk On Trade Receivables [line items]
Credit exposure	20	25
PHILIPPINES
Disclosure Details Of Exposure To Credit Risk On Trade Receivables [line items]
Credit exposure	12	5
MALAYSIA
Disclosure Details Of Exposure To Credit Risk On Trade Receivables [line items]
Credit exposure	19	13
Thailand
Disclosure Details Of Exposure To Credit Risk On Trade Receivables [line items]
Credit exposure	6	9
Other Countries
Disclosure Details Of Exposure To Credit Risk On Trade Receivables [line items]
Credit exposure	$ 15	$ 7